Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisition, Purchase Price [Table Text Block]
Cash	$2,000,000
Promissory note (see Note 7)	1,100,000
Contingent earn-out payments	410,000

Total	$3,510,000

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Inventory	$606,000
Property and equipment	118,000
Intangible assets:
Customer lists and trademarks	1,500,000
Purchased technology	360,000
Goodwill (1)	990,000
Total assets	3,574,000

Liabilities – accrued vacation	(64,000)

Total purchase price	$3,510,000

Business Combination, Separately Recognized Transactions [Table Text Block]
Revenue	$2,121,696

Net loss	$(2,499,000)

Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended December 31,
	2014	2013

Total revenue	$6,001,342	$4,245,586

Net loss	$(10,491,119)	$(17,593,069)

Net loss per share - basic and diluted	$(4.09)	$(62.52)